Investments in Hotel Properties, net (Acquisitions) (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 26, 2019 USD ($) room $ / shares shares	Jan. 22, 2019 USD ($) room	Jun. 30, 2020 USD ($) room	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) room	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) room	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Real Estate Properties [Line Items]
Number of rooms | room			24,746		24,746		24,943
Indebtedness, net			$ 4,107,245,000		$ 4,107,245,000		$ 4,106,518,000	$ 3,927,266,000
Land			764,751,000		764,751,000		769,381,000	670,362,000
Buildings and improvements			4,053,059,000		4,053,059,000		4,129,884,000	4,062,810,000
Furniture, fixtures and equipment			465,923,000		465,923,000		503,156,000	504,806,000
Investments in hotel properties, net			5,304,730,000		5,304,730,000		5,444,259,000	5,287,463,000
Total revenue			43,065,000	$ 415,148,000	324,942,000	$ 773,866,000	1,502,759,000	1,430,789,000	$ 1,439,270,000
Net income (loss)			$ (242,086,000)	$ (21,352,000)	$ (344,006,000)	$ (67,974,000)	(142,679,000)	$ (156,309,000)	$ (88,760,000)
Embassy Suites New York Manhattan Times Square
Real Estate Properties [Line Items]
Percent of voting interest acquired		100.00%
Number of rooms | room		310
Consideration transferred		$ 195,000,000.0
Mortgage loan total		145,000,000.0
Cost of asset acquisition		1,500,000
Land		111,619,000
Buildings and improvements		80,047,000
Furniture, fixtures and equipment		8,626,000
Investments in hotel properties, net		200,292,000
Key money		(3,800,000)
PP&E including adjustments		196,492,000
Net other assets (liabilities)		$ 1,320,000
Total revenue							26,139,000
Net income (loss)							(3,549,000)
Hilton Santa Cruz/Scotts Valley
Real Estate Properties [Line Items]
Percent of voting interest acquired	100.00%
Number of rooms | room	178
Consideration transferred	$ 47,500,000
Mortgage loan total	25,300,000
Cost of asset acquisition	355,000
Cash consideration	$ 14,700,000
Issuance of units for hotel acquisition (in shares) | shares	147,000
Indebtedness, net	$ 24,900,000
Share price (in dollars per share) | $ / shares	$ 70.00
Fair value price per common unit (dollars per share) | $ / shares	$ 53.50
Issuance of units for hotel acquisition	$ 7,900,000
Land	9,399,000
Buildings and improvements	34,276,000
Furniture, fixtures and equipment	3,852,000
Investments in hotel properties, net	47,527,000
Debt discount	407,000
PP&E including adjustments	47,934,000
Net other assets (liabilities)	$ 38,000
Total revenue							9,106,000
Net income (loss)							$ (346,000)